Financial Instruments And Risks - Summary of Fair Value Estimation (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 34,423,897	¥ 18,583,056
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,199,106	5,732,842
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	29,958,296	10,007,375
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,266,495	2,842,839
Asset Management Plans [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,752,250	6,850,268
Asset Management Plans [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,328,168	6,056,754
Asset Management Plans [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	424,082	793,514
Mutual Funds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,199,106	5,732,842
Mutual Funds [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,199,106	5,732,842
Trust Plans [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,927,037	3,470,473
Trust Plans [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,106,125	1,787,954
Trust Plans [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	820,912	1,682,519
Factoring Products [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	823,539	1,824,246
Factoring Products [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	823,539	1,480,223
Factoring Products [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		344,023
Structured Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	961,804	430,760
Structured Deposits [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	961,804	430,760
Bank wealth management products [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,091,730	251,684
Bank wealth management products [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,091,730	251,684
Corporate Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,044,407	15,271
Corporate Bonds [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,029,174
Corporate Bonds [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	15,233	15,271
Private Equity Fund And Other Equity Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,624,024	7,512
Private Equity Fund And Other Equity Investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,617,756
Private Equity Fund And Other Equity Investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 6,268	¥ 7,512